                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number: ____

 This Amendment (Check only one.):     [_]  is a restatement.
                                       [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Selz Capital LLC
Address.      1370 Avenue of the Americas (24/th/ Floor)
              New York, NY 10019

Form 13F File Number: 28- 10873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Bernard Selz
Title:        Managing Member
Phone:        (212) 554-5077

Signature, Place, and Date of Signing:

      /s/ Bernard Selz                New York, NY              4/17/2013
-----------------------------  --------------------------  -------------------
         [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number       Name

    28-                          None
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      51

Form 13F Information Table Value Total:    355,204
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.    Form 13F File Number         Name

    ___    28-____________________      None

   [Repeat as necessary.]

SELZ CAPITAL, LLC
File Number: 028-10873

                                                                                                                Column 8
                                                         Column 4         Column 5            Column 6      Voting Authority
Column 1                          Column 2     Column 3   Value   ------------------------   Investment ------------------------
Name of Issuer                 Title of Class   Cusip    (x$1000) Shares/Prn Amount/Put-Call Discretion   Sole    Shared  None
--------------                 --------------- --------- -------- ------------------------   ---------- --------- ------ -------
ASSURED GUARANTY LTD           COM             G0585R106   25,969  1,260,000        SH       SOLE       1,240,000      -  20,000
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS    G10082140    5,988    220,000        SH       SOLE         220,000      -       -
EVEREST RE GROUP LTD           COM             G3223R108    9,090     70,000        SH       SOLE          70,000      -       -
HERBALIFE LTD                  COM USD SHS     G4412G101    8,715    232,700        SH       SOLE         228,700      -   4,000
COSTAMARE INC                  SHS             Y1771G102    7,151    450,000        SH       SOLE         450,000      -       -
SCORPIO TANKERS INC            SHS             Y7542C106    7,136    800,000        SH       SOLE         800,000      -       -
ACTAVIS INC                    COM             00507K103    9,211    100,000        SH       SOLE         100,000      -       -
AIR LEASE CORP                 CL A            00912X302   13,194    450,000        SH       SOLE         450,000      -       -
ALLIANCE HOLDINGS GP LP        COM UNITS LP    01861G100    1,369     26,000        SH       SOLE          26,000      -       -
ALLIANCE RES PARTNER L P       UT LTD PART     01877R108   17,027    267,300        SH       SOLE         267,300      -       -
ANNALY CAP MGMT INC            NOTE 4.0%
                               2/15/15         035710AA0    2,498  2,000,000        PRN      SOLE       2,000,000      -       -
ATLAS ENERGY LP                COM UNITS LP    04930A104    6,432    146,045        SH       SOLE         146,045      -       -
ATLAS RESOURCE PARTNERS LP     COM UNT LTD PR  04941A101      361     14,909        SH       SOLE          14,909      -       -
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER  096627104    5,862    200,000        SH       SOLE         200,000      -       -
BOULDER BRANDS INC             COM             101405108    3,641    405,000        SH       SOLE         405,000      -       -
CVS CAREMARK CORPORATION       COM             126650100   10,998    200,000        SH       SOLE         200,000      -       -
CYS INVTS INC                  COM             12673A108    1,174    100,000        SH       SOLE         100,000      -       -
COPANO ENERGY L L C            COM UNITS       217202100   12,156    300,000        SH       SOLE         300,000      -       -
CROSSTEX ENERGY L P            COM             22765U102    2,944    160,000        SH       SOLE         160,000      -       -
DELTA AIR LINES INC DEL        COM NEW         247361702   11,557    700,000        SH       SOLE         700,000      -       -
DISNEY WALT CO                 COM DISNEY      254687106    3,976     70,000        SH       SOLE          70,000      -       -
FACEBOOK INC                   CL A            30303M102    1,791     70,000        SH       SOLE          70,000      -       -
FERRO CORP                     NOTE 6.5%
                               8/15/13         315405AL4   10,252 10,100,000        PRN      SOLE       9,800,000      - 300,000
FLOW INTL CORP                 COM             343468104    1,955    500,000        SH       SOLE         500,000      -       -
GENESIS ENERGY L P             UNIT LTD PARTN  371927104   12,055    250,000        SH       SOLE         230,000         20,000
ICONIX BRAND GROUP INC         COM             451055107    3,104    120,000        SH       SOLE         120,000      -       -
ICAHN ENTERPRISES LP/CORP      FRNT 8/15/13    451102AB3    4,010  4,000,000        PRN      SOLE       4,000,000      -       -
IMPERIAL HLDGS INC             COM             452834104      203     50,000        SH       SOLE          50,000      -       -
ISHARES INC                    MSCI MEXICO CAP 464286822    2,984     40,000        SH       SOLE          40,000      -       -
KKR FINL HLDGS LLC             COM             48248A306   11,568  1,045,000        SH       SOLE       1,000,000      -  45,000
KINDER MORGAN MANAGEMENT LLC   SHS             49455U100    6,701     76,281        SH       SOLE          76,281      -       -
LEGG MASON INC                 COM             524901105    5,466    170,000        SH       SOLE         170,000      -       -
LIBERTY MEDIA CORP DELAWARE    CL A            531229102    4,465     40,000        SH       SOLE          40,000      -       -
MRC GLOBAL INC                 COM             55345K103   13,254    402,500        SH       SOLE         392,000      -  10,500
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT  55608B105   34,153    632,000        SH       SOLE         632,000      -       -
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP  559080106   16,136    302,000        SH       SOLE         302,000      -       -
MARKET VECTORS ETF TR          JR GOLD MINERS
                               E               57060U589    1,892    113,000        SH       SOLE         103,000      -  10,000
MOLYCORP INC DEL               NOTE 3.25%
                               6/15/16         608753AA7      613  1,000,000        PRN      SOLE       1,000,000      -       -
NU SKIN ENTERPRISES INC        CL A            67018T105    5,865    132,700        SH       SOLE         128,700      -   4,000
NUSTAR GP HOLDINGS LLC         UNIT RESTG LLC  67059L102    9,458    291,000        SH       SOLE         276,000      -  15,000
NUVEEN FLTNG RTE INCM OPP FD   COM SHS         6706EN100      339     25,000        SH       SOLE               -      -  25,000
NUVEEN SHT DUR CR OPP FD       COM             67074X107       84      4,000        SH       SOLE           4,000      -       -
OXFORD LANE CAP CORP           COM             691543102    1,321     82,647        SH       SOLE          50,236      -  32,411
PERFORMANT FINL CORP           COM             71377E105    2,210    180,000        SH       SOLE         180,000      -       -
RESOURCE CAP CORP              COM             76120W302    7,139  1,080,000        SH       SOLE       1,020,000      -  60,000
RHINO RESOURCE PARTNERS LP     COM UNIT REPST  76218Y103    1,262     94,000        SH       SOLE          94,000      -       -
SYMANTEC CORP                  COM             871503108    2,468    100,000        SH       SOLE         100,000      -       -
TWO HBRS INVT CORP             COM             90187B101   11,223    890,000        SH       SOLE         860,000      -  30,000
VERIFONE SYS INC               COM             92342Y109    5,745    277,800        SH       SOLE         261,800      -  16,000
WILLIAMS PARTNERS L P          COM UNIT L P    96950F104      777     15,000        SH       SOLE          15,000      -       -
YAMANA GOLD INC                COM             98462Y100   10,262    666,500        SH       SOLE         626,500      -  40,000
                                                          355,204
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